ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Allowance for Loan Losses (Details)	12 Months Ended
Dec. 31, 2020
Corporate Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default that raises significant increase in credit risk	30.00%
Minimum | Corporate Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	31 days
Maximum | Corporate Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	90 days
Consumer [member] | Minimum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	31 days
Consumer [member] | Maximum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	90 days
Personal and Business Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default that raises significant increase in credit risk	30.00%
Personal and Business Banking | Minimum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	31 days
Personal and Business Banking | Maximum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	90 days